Share-Based and Other Non-Cash Compensation - Other Non-Cash Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
GECC Common Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, value	$ 1.3
Stock issued during period value vested immediately	$ 0.3
Number of years issued shares vest annually on pro-rata basis	3 years
GECC Common Shares | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 1.2
MP II Restricted
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, value	0.8	$ 0.8	$ 0.8
MP II Restricted | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	0.3	$ 0.1
Monomoy REIT Restricted
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period, value	0.5
Monomoy REIT Restricted | Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 0.1